SHARE CAPITAL - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share	Dec. 31, 2020 Share
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding	2,818,902	2,833,438	2,534,270
Exercisable	1,983,902
March 1, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.56
Outstanding	231,500
Exercisable	231,500
September 17, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.92
Outstanding	320,313
Exercisable	320,313
January 4, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 3.24
Outstanding	293,339
Exercisable	293,339
January 15, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 7.66
Outstanding	518,750
Exercisable	518,750
November 6, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 12.85
Outstanding	390,000
Exercisable	390,000
April 27, 2026 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 11.73
Outstanding	460,000
Exercisable	230,000
August 16, 2027 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 5.98
Outstanding	605,000
Exercisable	0